DEBT (Narrative) (Details)			1 Months Ended					3 Months Ended	12 Months Ended
	Nov. 21, 2024 USD ($)	Apr. 07, 2024 USD ($)	Jun. 30, 2024 USD ($)	Apr. 30, 2024 USD ($)	Dec. 31, 2023 USD ($) $ / shares shares	Nov. 30, 2023 USD ($)	May 31, 2023	Jun. 30, 2025	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($) $ / shares shares	Jul. 31, 2024 USD ($)
DEBT [Line Items]
Net long-term deferred income tax liabilities					$ 422,849,000				$ 358,397,000	$ 422,849,000
Long-term debt					2,739,471,000				2,762,282,000	2,739,471,000
Promissory note payable					2,764,900,000				2,785,067,000	$ 2,764,900,000
Dividends paid | $ / shares										$ 3.86
First Lien Term Loan (due November 2031) [Member]
DEBT [Line Items]
Line of credit					2,700,000,000				2,800,000,000	$ 2,700,000,000
Maximum borrowing capacity									$ 2,750,000,000
Variable rate									6.77%	8.40%
Percentage of principal amortization payable in equal quarterly installments									1.00%
Borrowings from line of credit	$ 2,750,000,000
Transactions costs related to the Credit Agreement	19,400,000
Transaction costs related to modification arrangements	16,200,000
Transaction costs capitalized	$ 3,200,000
Outstanding letters of credit					0				$ 0	$ 0
Minimum leverage ratio required									5
Promissory note payable					2,728,766,000				$ 2,750,000,000	2,728,766,000
First Lien Term Loan (due November 2031) [Member] | Maximum [Member]
DEBT [Line Items]
Debt service leverage ratio	6.5
Revolving Credit Facility [Member]
DEBT [Line Items]
Line of credit					0				0	0
Maximum borrowing capacity									205,000,000
Borrowings from line of credit		$ 150,000,000								100,000,000
Repayments of line of credit			$ 150,000,000		100,000,000
New Revolving Credit Facility [Member]
DEBT [Line Items]
Line of credit					$ 0				0	$ 0
Threshold amount of outstanding letters of credit									$ 85,000,000
Percentage of revolving commitments									40.00%
New Revolving Credit Facility [Member] | Maximum [Member]
DEBT [Line Items]
Variable rate									2.25%
Commitment fee percentage									0.50%
New Revolving Credit Facility [Member] | Minimum [Member]
DEBT [Line Items]
Variable rate									2.00%
Commitment fee percentage									0.25%
Existing Revolving Credit Facility [Member]
DEBT [Line Items]
Borrowings from line of credit				$ 150,000,000		$ 100,000,000
Percentage of revolving commitments	35.00%
Threshold Amount of Outstanding Letters of Credit Not Cash Collateralized	$ 10,000,000
3.375% Convertible Notes due 2023 [Member]
DEBT [Line Items]
Interest rate					3.375%					3.375%
Convertible rate of shares | shares					41.6766					41.6766
Convertible rate per principal amount					$ 1,000					$ 1,000
Conversion price per share | $ / shares					$ 23.99					$ 23.99
Shares issued upon conversion | shares										176,079
3.375% Convertible Notes due 2023 [Member] | Maximum [Member]
DEBT [Line Items]
Converted amount										$ 4,200,000
Repayment of debt										100,000
Secured Commercial Loans [Member]
DEBT [Line Items]
Long-term debt					$ 31,900,000				$ 30,300,000	31,900,000
Debt instrument, maturity date									Nov. 01, 2028
Debt service coverage ratio									1.15
Promissory note payable					31,867,000				$ 30,267,000	31,867,000
On Location Revolver [Member]
DEBT [Line Items]
Line of credit					0				0	0
Maximum borrowing capacity									42,900,000
Repayments of line of credit									$ 42,900,000
Percentage of revolving commitments									40.00%
Outstanding letters of credit					$ 0				$ 0	$ 0
Threshold Amount of Outstanding Letters of Credit Not Cash Collateralized									$ 2,000,000
Debt Instrument, Maturity Date, Description									earlier of August 2026 or the date that is 91 days prior to the maturity date of the term loans
On Location Revolver [Member] | Maximum [Member]
DEBT [Line Items]
Debt service leverage ratio									3
Promissory Note Payable [Member]
DEBT [Line Items]
Promissory note payable											$ 50,000,000
Interest rate											8.60%
SOFR [Member] | First Lien Term Loan (due November 2031) [Member]
DEBT [Line Items]
Variable rate									2.25%
Floor rate									0
SOFR [Member] | First Lien Term Loan (due November 2031) [Member] | Maximum [Member]
DEBT [Line Items]
Variable rate										3.00%
SOFR [Member] | First Lien Term Loan (due November 2031) [Member] | Minimum [Member]
DEBT [Line Items]
Variable rate										2.75%
SOFR [Member] | New Revolving Credit Facility [Member]
DEBT [Line Items]
Floor rate									0
SOFR [Member] | Existing Revolving Credit Facility [Member] | Maximum [Member]
DEBT [Line Items]
Variable rate									3.00%
SOFR [Member] | Existing Revolving Credit Facility [Member] | Minimum [Member]
DEBT [Line Items]
Variable rate									2.75%
SOFR [Member] | Secured Commercial Loans [Member]
DEBT [Line Items]
Variable rate							1.70%
Percentage of principal amortization payable in monthly installments							4.00%
Subsequent Event [Member] | New Revolving Credit Facility [Member] | Maximum [Member]
DEBT [Line Items]
Debt service leverage ratio								8.25